Pension and Other Post-Employment Benefits - Changes in the net defined benefit assets/liability remeasurement reserve (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Opening balance		€ (400)	€ (371)
Remeasurement of plan assets		(143)	52
Actuarial gains and losses arising from changes in demographic assumptions		(2)	7
Actuarial gains and losses		153	(71)
Taxation		(3)	(17)
Total Other comprehensive income movement for the year	[1]	6	(29)	€ (65)
Closing balance		€ (394)	€ (400)	€ (371)

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.